July 8, 2005

VIA ELECTRONIC TRANSMISSION
AND OVERNIGHT COURIER

H. Christopher Owings, Esq.

Assistant Director
United States Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549-0406

Re:          Maidenform Brands, Inc.
Registration Statement on Form S-1, File No. 333-124228

Dear Mr. Owings:

Reference is made to the comments of the Staff of the Securities and Exchange Commission (the “Commission”) with respect to the above referenced Registration Statement on Form S-1 of Maidenform Brands, Inc., a Delaware corporation (“Maidenform” or the “Company”), in your letter dated June 29, 2005 (the “Comment Letter”).  I am writing to respond to the comments in the Comment Letter.

Amendment No. 2 to Registration Statement on Form S-1

15.           Stock Option Plans, page F-32

1.             We have reviewed your response to comments in our letter dated June 17, 2005 and we still do not believe you have supported your position that the fair market value of the underlying shares for the stock options issued on August 5, 2004 is $1.82 per share.  Absent compelling evidence to the contrary, which we do not believe you have provided thus far, we would expect the stock options granted on August 5, 2004 to have a fair market value similar or equal to both the $14.50 fair market value you determined for the shares underlying options granted on September 8, 2004 and your expected IPO price.  Please tell us how you plan to revise your financial statements accordingly, or otherwise tell us why you continue to believe a revision is not necessary.

As more fully described in our prior Comment Response Letter, at the time of grant on August 5, 2004, the Board determined in good faith that the fair value of the Company’s stock was $1.82, the same as the price per share paid in the Acquisition.  The Board determined that the most objective evidence of fair value on August 5, 2004 was the price paid to acquire the Company less than three months earlier, which was based on negotiations between sophisticated investors knowledgeable about the Company and its business in an arm’s-length transaction, i.e., the transaction price of $1.82 per share.  There were no significant company-specific or industry factors that occurred during that twelve-week period which, in the opinion of the Board, would have resulted in a change to the fair value of the common stock.  This conclusion considered the understanding and expectations of the parties set before the closing of the Acquisition on May 11, 2004.

Following discussions with the Staff, Maidenform concluded that it is appropriate to use an internally-generated valuation methodology that relies on a variety of financial inputs (the “Valuation Model”) to determine the fair value of the common stock for the options to purchase common stock that were granted on August 5, 2004.  Using this model, the Company has determined that the fair value of its common stock on August 5, 2004 was $[***] per share for purposes of options granted on that date.

At the Staff’s request, we calculated the incremental compensation expense that would result if the Company used:

(i)            the $[***] per share fair value (using the value obtained from the Valuation Model, which represents a [***]x multiple to 2005 projected EBITDA); and

(ii)           a $[***] per share fair value (the value implied by a [***]x multiple to 2005 projected EBITDA, which matches the mean EBITDA multiple of the comparable public companies at that time).

As shown in the sensitivity analysis in Exhibit A attached hereto, which was provided to the SEC staff on July 1, 2005, the incremental impact on 2004 Successor Company pre-tax income of these two approaches would be a reduction of $[***] and $[***], respectively.

After reviewing this analysis, the Staff did not object to our determination that the estimated fair value of our common stock on the date of the August grants was $[***] and requested we modify our financial statements for this adjustment (from the $1.82 that had previously been used in our 2004 financial statements).  The impact on the historical financial statements included in the Registration Statement for this adjustment is as follows:

CONFIDENTIAL TREATMENT REQUESTED

PURSUANT TO 17 C.F.R. § 200.83

INFORMATION FOR WHICH CONFIDENTIAL TREATMENT HAS BEEN REQUESTED HAS BEEN OMITTED FROM THE VERSION OF THIS LETTER FILED BY EDGAR.

(in thousands)	For the Successor Period from May 11, 2004 through January 1, 2005	For the three-month period April 2, 2005

Reduction in Pre-Tax Income	[***]	[***]
Reduction in Net Income
Change in EPS

Following discussion with the Staff and consultation with our legal counsel and the Audit Committee we have revised the historical financial statements for the Successor Period from May 11, 2004 through January 1, 2005 and the three-month period ended April 2, 2005 to include this adjustment.  We believe the revision is inconsequential, both qualitatively and quantitatively, to these financial statements.  As a result, we have not provided any additional disclosure related to this adjustment in the financial statements and have not labeled any of the financial statements as “restated.”  In addition, we have also been informed by our Independent Registered Public Accounting Firm that its report will not contain a reference to the restatement.  The financial results that are included in Amendment No. 3 to the Registration Statement reflect the incremental charges that resulted from this revision.

* * * * * *

We would appreciate your prompt review of these materials and your prompt notification to us if you have further comments or questions.  Please contact Brian B. Margolis of Proskauer Rose LLP at (212) 969-3345 should you have any questions or additional comments.

Very truly yours,

MAIDENFORM BRANDS, INC.

/s/ Dorvin D. Lively
Dorvin D. Lively
Chief Financial Officer

cc:           Howard M. Baik (Staff)

Yong Kim (Staff)

Robyn Manuel (Staff)

Thomas J. Ward, Chief Executive Officer (Maidenform Brands, Inc.)

CONFIDENTIAL TREATMENT REQUESTED

PURSUANT TO 17 C.F.R. § 200.83

INFORMATION FOR WHICH CONFIDENTIAL TREATMENT HAS BEEN REQUESTED HAS BEEN OMITTED FROM THE VERSION OF THIS LETTER FILED BY EDGAR.

Steven N. Masket, Esq., General Counsel (Maidenform Brands, Inc.)

Jane DeFlorio (UBS Securities LLC)

Michael Kamras (Credit Suisse First Boston LLC)

David Park (Goldman, Sachs & Co.)

Michael A. Woronoff, Esq. (Proskauer Rose LLP)

Brian B. Margolis, Esq. (Proskauer Rose LLP)

Jonathan Schaffzin, Esq. (Cahill Gordon & Reindel LLP)

Paula D. Loop (PricewaterhouseCoopers LLP)

CONFIDENTIAL TREATMENT REQUESTED

PURSUANT TO 17 C.F.R. § 200.83

INFORMATION FOR WHICH CONFIDENTIAL TREATMENT HAS BEEN REQUESTED HAS BEEN OMITTED FROM THE VERSION OF THIS LETTER FILED BY EDGAR.

EXHIBIT A

Below is an analysis which shows the impact on pre-tax net income from adjusting the fair value of the common stock used to value the August 2004 stock options from $1.82 to the value determined using either (a) Maidenform's Internal Valuation Model or (b) that model but substituting the comparable public company EBITDA multiple.

	Maidenform Internal Valuation Model Assuming [***] times EBITDA	Comparable Public Company Model Assuming [***] times EBITDA
Enterprise Value	[***]	[***]
Adjustments to Equity Value:
Plus: Present value of NOL’s
Less: Total outstanding debt
Less: Preferred stock (redeemable stock)
Equity Value

Fully Diluted Shares Outstanding

Common Stock Per Share Value in August 2004

Incremental Impact on Successor Company Pre-tax Income for 2004

Incremental Percentage Impact on Successor Company Pre-Tax Income for 2004 [***]

Incremental Impact on budgeted Successor Company Pre-Tax Income for 2005

Incremental Percentage Impact on budgeted Successor Company Pre-Tax Income for 2005*

(1) Includes incremental shares that are no longer anti-dilutive at $[***].

[***]